Goodwill And Other Acquired Intangible Assets (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Other Intangibles [Line Items]
Decrease in goodwill	$ 359,000
Impairment of goodwill	9,681,000
Title plant assets	$ 6,722,000	$ 6,722,000